SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of Supplemental Cash Flow Information (Details) - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
Other receivables	$ 51,048	$ 23,853
Deposits and prepaid expenses	360,523	(820,478)
Trade payables and other current liabilities	277,411	(33,513)
Project contributions payable	464	464
Net change in non-cash working capital balances	$ 689,446	$ (829,674)